UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Courtney R. Taylor

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income Trust® Investment portfolio December 31, 2013 unaudited

Bonds, notes & other debt instruments 90.77%
Corporate bonds, notes & loans 84.53%	Principal amount	Value
Telecommunication services 15.83%	(000)	(000)

Sprint Nextel Corp. 6.00% 2016	$ 2,950	$ 3,227
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	13,650	18,666
Sprint Nextel Corp. 8.375% 2017	30,575	35,543
Sprint Nextel Corp. 9.125% 2017	16,935	19,983
Sprint Nextel Corp. 9.00% 2018[1]	31,150	37,614
Sprint Capital Corp. 6.90% 2019	27,450	30,126
Sprint Nextel Corp. 7.00% 2020	163,785	178,116
Sprint Corp. 7.25% 2021[1]	107,425	115,750
Sprint Nextel Corp. 11.50% 2021	44,405	58,393
Sprint Nextel Corp. 6.00% 2022	8,000	7,840
Sprint Corp. 7.875% 2023[1]	83,375	89,837
Sprint Capital Corp. 8.75% 2032	1,800	1,940
T-Mobile US, Inc. 6.542% 2020	83,850	89,615
MetroPCS Wireless, Inc. 6.25% 2021[1]	137,025	142,677
T-Mobile US, Inc. 6.731% 2022	36,600	38,293
MetroPCS Wireless, Inc. 6.625% 2023[1]	144,000	149,220
NII Capital Corp. 10.00% 2016	172,950	92,528
NII Capital Corp. 7.875% 2019[1]	82,780	62,913
NII Capital Corp. 8.875% 2019	112,001	48,720
NII Capital Corp. 11.375% 2019[1]	133,245	111,926
NII Capital Corp. 7.625% 2021	202,771	84,657
Wind Acquisition SA 11.75% 2017[1]	140,330	149,452
Wind Acquisition SA 11.75% 2017	€51,090	74,862
Wind Acquisition SA 7.25% 2018[1]	$54,080	56,919
Wind Acquisition SA 7.25% 2018[1]	43,380	45,874
Wind Acquisition SA 7.375% 2018	€21,915	31,943
Frontier Communications Corp. 8.125% 2018	$ 17,151	19,681
Frontier Communications Corp. 8.50% 2020	72,760	81,855
Frontier Communications Corp. 9.25% 2021	55,510	64,253
Frontier Communications Corp. 8.75% 2022	16,925	18,871
Frontier Communications Corp. 7.125% 2023	44,650	44,538
Frontier Communications Corp. 7.625% 2024	49,598	49,722
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[2,3,4]	156,563	157,122
Cricket Communications, Inc. 7.75% 2020	103,536	118,419
Intelsat Luxembourg Holding Co. 6.75% 2018[1]	7,600	8,113
Intelsat Jackson Holding Co. 7.25% 2020	31,325	34,418
Intelsat Jackson Holding Co. 6.625% 2022[1]	171,410	177,409
Intelsat Jackson Holding Co. 6.625% 2022	10,650	11,023
Digicel Group Ltd. 10.50% 2018[1]	10,450	11,234
Digicel Group Ltd. 8.25% 2020[1]	104,275	108,576
Digicel Group Ltd. 6.00% 2021[1]	97,092	93,937
LightSquared, Term Loan B, 12.00% 2014[2,3,5,6]	144,713	172,932
Trilogy International Partners, LLC 10.25% 2016[1]	92,240	92,701
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Telecommunication services (continued)	(000)	(000)

Telecom Italia Capital SA 6.999% 2018	$15,600	$ 17,355
Telecom Italia SpA 7.75% 2073[4]	€22,000	31,343
Altice Finco SA 6.50% 2022[1]	$32,700	33,109
Altice Finco SA 8.125% 2024[1]	10,375	10,790
Millicom International Cellular SA 4.75% 2020[1]	5,000	4,825
Millicom International Cellular SA 6.625% 2021[1]	27,210	28,285
Level 3 Communications, Inc. 8.125% 2019	4,900	5,402
Level 3 Communications, Inc. 11.875% 2019	15,525	17,931
América Móvil, SAB de CV 5.00% 2020	4,350	4,728
América Móvil, SAB de CV 6.45% 2022	MXN83,180	5,840
América Móvil, SAB de CV 8.46% 2036	65,000	4,714
SBA Communications Corp. 5.75% 2020	$ 13,325	13,925
Syniverse Holdings, Inc. 9.125% 2019	4,600	5,049
		3,224,734
Consumer discretionary 14.07%

EchoStar DBS Corp. 7.125% 2016	3,500	3,885
DISH DBS Corp. 4.625% 2017	95,950	100,747
DISH DBS Corp. 4.25% 2018	63,400	64,826
DISH DBS Corp. 7.875% 2019	3,550	4,074
DISH DBS Corp. 5.125% 2020	25,550	25,678
Caesars Entertainment Operating Co. 11.25% 2017	34,295	34,981
Caesars Entertainment,Term Loan B, 7.00% 2020[2,3,4]	15,000	14,944
Caesars Entertainment Operating Co. 8.00% 2020[1]	33,325	34,825
Caesars Entertainment Operating Co. 9.00% 2020	84,370	82,472
Caesars Entertainment Operating Co. 9.00% 2020	18,830	18,406
Boyd Gaming Corp. 9.125% 2018	82,070	89,661
Boyd Gaming Corp. 9.00% 2020	75,655	83,220
Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[2,3,4]	67,650	68,598
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	41,475	43,549
Neiman Marcus Group LTD Inc. 8.75% 2021[1,4,6]	44,745	47,094
MGM Resorts International 5.875% 2014	34,560	34,776
MGM Resorts International 6.625% 2015	5,575	6,007
MGM Resorts International 7.50% 2016	9,000	10,125
MGM Resorts International 8.625% 2019	27,205	32,034
MGM Resorts International 5.25% 2020	17,150	17,064
MGM Resorts International 6.75% 2020	9,000	9,653
MGM Resorts International 7.75% 2022	18,950	21,271
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	112,100	115,463
Warner Music Group 11.50% 2018	46,250	53,419
Warner Music Group 13.75% 2019	17,725	21,181
Warner Music Group 6.00% 2021[1]	32,990	34,433
Hilton Worldwide, Term Loan B, 4.00% 2020[2,3,4]	36,237	36,569
Hilton Hotels Corp. 5.625% 2021[1]	65,850	68,443
Needle Merger Sub Corp. 8.125% 2019[1]	83,905	88,205
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,6,7,8]	14,000	14,000
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,6,8]	79,538	72,380
Citycenter, Term Loan B, 5.00% 2020[2,3,4]	83,175	84,549
Virgin Media Finance PLC 8.375% 2019[1]	56,435	61,796
UPC Germany GmbH 9.625% 2019	€10,800	16,649
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	$26,450	28,731
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	20,554
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	24,575	25,251
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Consumer discretionary (continued)	(000)	(000)

Cumulus Media Holdings Inc. 7.75% 2019	$17,315	$18,354
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,3,4]	46,150	46,554
Marina District Finance Co. (Borgata), Term Loan B, 6.75% 2018[2,3,4]	40,000	40,250
Marina District Finance Co., Inc. 9.875% 2018	21,000	22,811
PETCO Animal Supplies, Inc. 9.25% 2018[1]	53,750	57,916
Michaels Stores, Inc. 7.50% 2018[1,4,6]	16,700	17,451
Michaels Stores, Inc. 7.75% 2018	24,950	27,195
Michaels Stores, Inc. 5.875% 2020[1]	12,500	12,594
Six Flags Entertainment Corp. 5.25% 2021[1]	55,739	54,624
Univision Communications Inc. 6.875% 2019[1]	4,230	4,542
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,3,4]	32,547	32,774
Univision Communications Inc. 8.50% 2021[1]	10,795	11,928
Univision Communications Inc. 6.75% 2022[1]	3,000	3,300
Univision Communications Inc. 5.125% 2023[1]	915	918
Burger King Corp 0%/11.00% 2019[1,9]	54,225	49,074
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[2,3,4]	10,549	10,707
Playa Resorts Holding BV 8.00% 2020[1]	35,929	38,309
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	45,900	48,482
Schaeffler Holding Finance BV 6.875% 2018[4,6]	€19,000	28,066
Schaeffler Holding Finance BV 6.875% 2018[1,4,6]	$17,775	18,930
Quebecor Media Inc. 5.75% 2023	48,025	46,704
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	32,805	30,345
Toys “R” Us Property Co. II, LLC 8.50% 2017	8,800	9,108
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,4]	3,350	2,839
Toys “R” Us, Inc. 7.375% 2018	5,525	4,116
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	43,650	46,324
Gannett Co., Inc. 5.125% 2019[1]	16,955	17,676
Gannett Co., Inc. 6.375% 2023[1]	20,455	21,222
Mohegan Tribal Gaming Authority 11.00% 2018[1,4,6]	38,375	38,591
Laureate Education, Inc. 9.25% 2019[1]	34,800	38,019
DineEquity, Inc. 9.50% 2018	29,275	32,642
Local T.V. Finance LLC 9.25% 2015[1,4,6]	31,914	32,193
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	24,004
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,576
McClatchy Co. 9.00% 2022	26,750	29,559
Chinos Holdings, Inc. 7.75% 2019[1,4,6]	25,975	26,624
Pinnacle Entertainment, Inc. 6.375% 2021[1]	23,600	24,249
Seneca Gaming Corp. 8.25% 2018[1]	22,450	24,246
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	23,885	23,766
Academy Sports 9.25% 2019[1]	21,050	23,365
Cinemark USA, Inc. 5.125% 2022	12,475	12,132
Cinemark USA, Inc. 4.875% 2023	10,750	10,159
Jaguar Land Rover PLC 7.75% 2018[1]	3,745	4,049
Jaguar Land Rover PLC 8.125% 2021[1]	15,725	17,966
Limited Brands, Inc. 6.625% 2021	17,726	19,543
NCL Corp. Ltd. 5.00% 2018	17,350	17,957
J.C. Penney Co., Inc. 5.75% 2018	21,231	17,622
Ford Motor Credit Co. 8.70% 2014	1,000	1,060
Ford Motor Credit Co. 5.625% 2015	1,000	1,079
Ford Motor Credit Co. 7.00% 2015	3,000	3,233
Ford Motor Credit Co. 8.00% 2016	7,000	8,291
Ford Motor Credit Co. 6.625% 2017	2,600	3,013
Carmike Cinemas, Inc. 7.375% 2019	14,000	15,330
Dynacast International LLC 9.25% 2019	12,200	13,512
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Consumer discretionary (continued)	(000)	(000)

Weather Company, Term Loan, 7.00% 2020[2,3,4]	$10,000	$ 10,300
Stackpole Intl. 7.75% 2021[1]	9,375	9,797
Grupo Televisa, SAB 6.625% 2040	2,500	2,672
Grupo Televisa, SAB 7.25% 2043	MXN97,580	6,089
General Motors Financial Co. 3.25% 2018[1]	$ 5,960	5,975
General Motors Financial Co. 6.75% 2018	1,040	1,191
General Motors Financial Co. 4.25% 2023[1]	1,500	1,431
LBI Media, Inc. 13.50% 2020[1,4,6]	11,309	7,793
Seminole Tribe of Florida 7.804% 2020[1,2]	6,915	7,641
McGraw-Hill Companies, Inc. 9.75% 2021[1]	6,250	6,938
Burlington Coat Factory Warehouse Corp. 10.00% 2019	5,250	5,939
Regal Entertainment Group 5.75% 2023	5,000	4,938
Automotores Gildemeister SA 8.25% 2021[1]	4,795	3,333
Automotores Gildemeister SA 8.25% 2021	415	288
Automotores Gildemeister SA 6.75% 2023[1]	1,875	1,266
MDC Partners Inc. 6.75% 2020[1]	4,000	4,205
Royal Caribbean Cruises Ltd. 11.875% 2015	3,300	3,836
		2,866,038
Industrials 11.47%

Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	39,860	41,155
Navios Logistics Finance (US) Inc., 9.25% 2019	3,225	3,495
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	76,595	78,510
Navios Maritime Holdings Inc. 7.375% 2022[1]	56,520	56,944
R.R. Donnelley & Sons Co. 7.25% 2018	40,820	46,535
R.R. Donnelley & Sons Co. 7.875% 2021	28,175	31,415
R.R. Donnelley & Sons Co. 7.00% 2022	30,625	33,075
R.R. Donnelley & Sons Co. 6.50% 2023	48,725	49,456
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	147,692	158,400
Ply Gem Industries, Inc. 9.375% 2017	7,140	7,747
Ply Gem Industries, Inc. 8.25% 2018	122,785	131,380
Nortek Inc. 10.00% 2018	47,735	52,926
Nortek Inc. 8.50% 2021	72,092	80,202
DAE Aviation Holdings, Inc. 11.25% 2015[1]	77,087	77,424
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[2,3,4]	34,653	35,021
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[2,3,4]	15,709	15,876
US Investigations Services, Inc., Term Loan B, 4.75% 2015[2,3,4]	11,769	11,766
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,4]	47,980	47,880
US Investigations Services, Inc. 10.50% 2015[1]	48,330	43,376
US Investigations Services, Inc. 11.75% 2016[1]	20,350	14,448
Jeld-Wen Escrow Corp. 12.25% 2017[1]	82,010	93,491
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,3,4]	67,406	67,617
Gardner Denver, Inc. 6.875% 2021[1]	19,700	19,749
TransDigm Inc. 7.75% 2018	48,525	52,286
TransDigm Inc. 5.50% 2020	35,350	34,731
Euramax International, Inc. 9.50% 2016	85,615	86,257
Brunswick Rail Finance Ltd. 6.50% 2017	36,130	36,882
Brunswick Rail Finance Ltd. 6.50% 2017[1]	31,635	32,294
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	61,078	65,048
HD Supply, Inc. 7.50% 2020	5,000	5,413
HD Supply, Inc. 11.50% 2020	48,665	58,216
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[2,5,7]	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[2]	2,370	2,530
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[2]	2,795	2,976
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Industrials (continued)	(000)	(000)

Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[2]	$ 731	$ 776
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	2,539	2,725
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[2]	641	683
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	2,787	3,051
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,2]	3,110	3,254
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[2]	4,504	4,943
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	2,353	2,669
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	269	308
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[2]	3,634	3,852
United Continental Holdings, Inc. 8.00% 2024	30,000	30,116
BE Aerospace, Inc. 5.25% 2022	56,675	57,808
United Rentals, Inc. 7.375% 2020	11,625	12,947
United Rentals, Inc. 7.625% 2022	31,725	35,413
United Rentals, Inc. 6.125% 2023	7,675	7,829
TRAC Intermodal 11.00% 2019	47,275	54,248
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[2,3,4]	47,400	47,953
Esterline Technologies Corp. 7.00% 2020	42,860	46,503
CEVA Group PLC 11.625% 2016[1]	25,205	26,591
CEVA Group PLC 8.375% 2017[1]	15,524	16,300
Far East Capital Limited SA 8.00% 2018[1]	15,555	13,877
Far East Capital Limited SA 8.75% 2020[1]	30,725	27,373
Iron Mountain Inc. 6.00% 2023	950	979
Iron Mountain Inc. 5.75% 2024	43,175	40,261
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,085
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	30,170	29,491
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	8,525	8,674
ARAMARK Corp., Term Loan D, 4.00% 2019[2,3,4]	26,000	26,157
ARAMARK Corp. 5.75% 2020[1]	5,000	5,250
Watco Companies 6.375% 2023[1]	30,285	30,134
Builders Firstsource 7.625% 2021[1]	24,139	25,286
HDTFS Inc. 4.25% 2018	11,400	11,742
HDTFS Inc. 5.875% 2020	7,800	8,122
HDTFS Inc. 6.25% 2022	4,600	4,773
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 2017[1,2]	7,650	8,178
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[2,3,4]	7,569	7,039
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[2]	7,911	8,920
BakerCorp International, Inc. 8.25% 2019	23,400	23,458
Avianca Holdings SA, 8.375% 2020[1]	22,075	22,958
Safway Group Holding 7.00% 2018[1]	17,000	18,020
Florida East Coast Railway Corp. 8.125% 2017	14,645	15,359
Eletson Holdings Inc. 9.625% 2022[1]	14,025	14,446
Milacron LLC 7.75% 2021[1]	10,275	10,840
Red de Carreteras de Occidente 9.00% 2028[2]	MXN151,560	10,506
RZD Capital Ltd. 8.30% 2019	RUB289,500	8,736
ENA Norte Trust 4.95% 2028[1,2]	$ 7,941	7,703
ADS Waste Escrow 8.25% 2020	6,050	6,595
GOL Linhas Aéreas Inteligentes SA 10.75% 2023[1]	5,450	4,748
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[4]	2,000	2,074
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.022% 2014[2,3,4]	3,547	1,934
Odebrecht Finance Ltd 5.125% 2022[1]	630	618
		2,337,826
Health care 10.74%

inVentiv Health Inc. 9.00% 2018[1]	172,065	180,668
inVentiv Health Inc. 11.00% 2018[1]	114,915	101,987
inVentiv Health Inc. 11.00% 2018[1]	51,390	45,737
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Health care (continued)	(000)	(000)

Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[2,3,4]	$ 19,700	$ 19,877
Kinetic Concepts, Inc. 10.50% 2018	162,250	187,399
Kinetic Concepts, Inc. 12.50% 2019	89,702	101,812
VPI Escrow Corp. 6.75% 2018[1]	44,100	48,675
VPI Escrow Corp. 6.375% 2020[1]	68,733	72,771
VPI Escrow Corp. 5.625% 2021[1]	20,130	20,281
VPI Escrow Corp. 7.50% 2021[1]	48,885	53,896
DJO Finance LLC 9.75% 2017	35,023	35,811
DJO Finance LLC 7.75% 2018	29,321	29,981
DJO Finance LLC 8.75% 2018	19,425	21,416
DJO Finance LLC 9.875% 2018	68,130	73,580
Select Medical Holdings Corp. 6.375% 2021	137,150	134,750
Forest Laboratories, Inc. 5.00% 2021[1]	132,770	133,600
Tenet Healthcare Corp. 4.75% 2020	4,440	4,362
Tenet Healthcare Corp. 6.00% 2020[1]	55,285	57,807
Tenet Healthcare Corp. 4.50% 2021	19,820	18,854
Tenet Healthcare Corp. 8.125% 2022	21,465	23,182
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,4,7,8]	25,835	25,835
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,4,7,8]	20,825	20,825
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,6,7,8]	45,130	45,130
VWR Funding, Inc. 7.25% 2017	84,354	90,891
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	82,076	82,965
INC Research LLC, Term Loan B, 6.00% 2018[2,3,4]	16,648	16,731
INC Research LLC 11.50% 2019[1]	58,127	64,957
ConvaTec Finance International SA 8.25% 2019[1,6]	70,740	72,597
PRA Holdings, Inc. 9.50% 2023[1]	61,695	66,014
HCA Inc., Term Loan B5, 2.997% 2017[2,3,4]	6,997	7,011
HCA Inc. 6.50% 2020	36,840	40,570
HCA Inc. 7.875% 2020	5,050	5,435
HCA Inc. 5.875% 2023	5,825	5,767
Centene Corp. 5.75% 2017	43,035	45,940
Symbion Inc. 8.00% 2016	42,375	45,129
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	1,960	2,107
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	3,500	3,762
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	36,610	36,885
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[2,3,4]	19,165	19,452
PTS Acquisition Corp. 9.75% 2017	€16,085	23,044
IMS Health Inc. 7.375% 2018[1,6]	$ 32,180	33,628
Multiplan Inc. 9.875% 2018[1]	28,950	31,990
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[2,3,4]	12,953	13,018
HealthSouth Corp. 5.75% 2024	12,685	12,590
Accellent Inc. 8.375% 2017	7,500	7,875
Grifols Inc. 8.25% 2018	2,500	2,669
		2,189,263
Materials 8.20%

Inmet Mining Corp. 8.75% 2020[1]	156,170	170,225
Inmet Mining Corp. 7.50% 2021[1]	70,845	74,387
FMG Resources 7.00% 2015[1]	7,204	7,488
FMG Resources 6.375% 2016[1]	2,650	2,749
FMG Resources 6.00% 2017[1]	104,317	111,358
FMG Resources 6.875% 2018[1]	36,260	38,254
FMG Resources 8.25% 2019[1]	46,925	52,849
FMG Resources 6.875% 2022[1]	28,350	31,043
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Materials (continued)	(000)	(000)

Reynolds Group Inc. 7.125% 2019	$ 5,700	$ 6,099
Reynolds Group Inc. 7.875% 2019	5,805	6,444
Reynolds Group Inc. 9.875% 2019	53,765	60,082
Reynolds Group Inc. 5.75% 2020	150,495	154,257
ArcelorMittal 5.00% 2017[4]	14,250	15,354
ArcelorMittal 10.35% 2019[4]	2,000	2,540
ArcelorMittal 6.00% 2021[4]	38,292	40,781
ArcelorMittal 6.75% 2022[4]	15,625	17,070
ArcelorMittal 7.25% 2041[4]	69,295	66,523
JMC Steel Group Inc. 8.25% 2018[1]	135,290	136,981
Ryerson Inc. 9.00% 2017	52,705	55,933
Ryerson Inc. 11.25% 2018	57,775	61,530
CEMEX SAB de CV 9.50% 2018	3,500	3,997
CEMEX SAB de CV 5.875% 2019[1]	2,600	2,613
CEMEX España, SA 9.25% 2020[1]	7,635	8,418
CEMEX Finance LLC 7.25% 2021[1]	28,500	29,569
CEMEX Finance LLC 9.375% 2022[1]	47,820	54,156
Walter Energy, Inc. 9.50% 2019[1]	16,925	17,941
Walter Energy, Inc. 9.875% 2020	35,525	30,907
Walter Energy, Inc. 8.50% 2021	12,800	10,720
LSB Industries, Inc. 7.75% 2019[1]	52,400	55,282
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.75% 2020[2,3,4]	12,148	12,251
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 5.75% 2021	€2,630	3,799
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	$ 33,035	35,389
Newpage Corp., Term Loan B, 7.75% 2018[2,3,4]	41,120	42,096
PQ Corp. 8.75% 2018[1]	27,365	29,896
Smurfit Capital Funding PLC 7.50% 2025	25,515	28,035
OMNOVA Solutions Inc. 7.875% 2018	25,795	27,859
Taminco Global Chemical Corp. 9.75% 2020[1]	22,955	26,169
Ball Corp. 6.75% 2020	2,555	2,791
Ball Corp. 5.75% 2021	16,830	17,798
Ball Corp. 5.00% 2022	4,790	4,766
Georgia Gulf Corp. 4.625% 2021[1]	6,000	5,903
Georgia Gulf Corp. 4.875% 2023[1]	17,160	16,281
Packaging Dynamics Corp. 8.75% 2016[1]	19,960	20,571
Cliffs Natural Resources Inc. 3.95% 2018	15,625	15,786
Sibur Securities Ltd. 3.914% 2018[1]	14,590	14,173
Mirabela Nickle Ltd., Term Loan, 3.50% 2014[2,3,6,7]	4,179	4,179
Mirabela Nickel Ltd. 8.75% 2018[1,5]	22,650	6,229
Caraustar, Term Loan, 7.50% 2019[2,3,4]	9,789	10,053
Graphic Packaging International, Inc. 4.75% 2021	9,845	9,771
Glencore Xstrata LLC 4.125% 2023[1]	9,855	9,213
Ardagh Packaging Finance 4.875% 2022[1]	1,230	1,224
		1,669,782
Energy 7.24%

NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,3,4]	5,462	5,109
NGPL PipeCo LLC 7.119% 2017[1]	55,825	50,801
NGPL PipeCo LLC 9.625% 2019[1]	107,990	106,100
Arch Coal, Inc., Term Loan B1, 6.25% 2018[2,3,4]	32,617	32,234
Arch Coal, Inc. 7.00% 2019	44,866	35,893
Arch Coal, Inc. 8.00% 2019[1]	10,000	10,000
Arch Coal, Inc. 9.875% 2019	8,486	7,595
Arch Coal, Inc. 7.25% 2021	71,966	55,414
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Energy (continued)	(000)	(000)

Peabody Energy Corp. 6.00% 2018	$ 84,690	$ 90,618
Peabody Energy Corp. 6.25% 2021	35,925	36,464
Samson Investment Co., Term Loan B, 5.00% 2018[2,3,4]	2,800	2,814
Samson Investment Co. 10.50% 2020[1]	111,935	122,569
Alpha Natural Resources, Inc. 9.75% 2018	52,205	55,598
Alpha Natural Resources, Inc. 6.00% 2019	26,475	22,967
Alpha Natural Resources, Inc. 6.25% 2021	51,410	44,213
PDC Energy Inc. 7.75% 2022	89,575	97,189
CONSOL Energy Inc. 8.00% 2017	19,920	21,065
CONSOL Energy Inc. 8.25% 2020	61,600	66,990
QGOG Constellation SA 6.25% 2019[1]	85,595	81,957
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,2]	14,013	14,433
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,2]	60,376	61,945
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	77,125	75,775
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	29,400	31,311
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	16,100	15,778
Laredo Petroleum, Inc. 9.50% 2019	33,850	37,997
Laredo Petroleum, Inc. 7.375% 2022	7,675	8,366
Denbury Resources Inc. 8.25% 2020	6,088	6,735
Denbury Resources Inc. 4.625% 2023	41,550	37,707
Pacific Rubiales Energy Corp. 5.375% 2019[1]	41,750	42,168
Teekay Corp. 8.50% 2020	31,430	34,141
Bonanza Creek Energy, Inc. 6.75% 2021	18,650	19,629
Kinder Morgan Energy Partners, LP 5.00% 2021[1]	19,150	18,935
Rosetta Resources Inc. 5.625% 2021	17,625	17,669
Oasis Petroleum Inc. 6.875% 2022[1]	15,175	16,161
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,2]	13,794	14,346
Reliance Holdings Ltd. 5.40% 2022[1]	5,975	6,045
Reliance Holdings Ltd. 6.25% 2040[1]	5,000	4,666
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[4]	10,295	10,579
Access Midstream Partners, L.P. 5.875% 2021	9,300	9,951
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	6,874
Petróleos Mexicanos 6.50% 2041	2,245	2,357
Petrobras International Finance Co. 5.75% 2020	6,045	6,244
Petrobras Global Finance Co. 4.375% 2023	2,000	1,799
Gazprom OJSC 5.092% 2015[1]	2,340	2,494
Gazprom OJSC 5.999% 2021[1]	1,000	1,060
Gazprom OJSC, Series 9, 6.51% 2022	1,075	1,160
Gazprom OJSC 4.95% 2028[1]	2,200	1,958
Ecopetrol SA 5.875% 2023	5,850	6,186
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2]	2,415	2,602
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,2]	2,273	2,449
Cosan Luxembourg, SA 5.00% 2023[1]	5,000	4,357
Forest Oil Corp. 7.25% 2019	2,100	2,055
Transocean Inc. 7.35% 2041	1,655	1,996
Continental Resources Inc. 7.375% 2020	700	791
Transportadora de Gas Internacional 5.70% 2022[1]	600	638
		1,474,947
Information technology 6.88%

First Data Corp. 7.375% 2019[1]	5,000	5,350
First Data Corp. 6.75% 2020[1]	15,725	16,433
First Data Corp. 8.25% 2021[1]	23,586	25,208
First Data Corp. 11.75% 2021[1]	232,315	246,254
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Information technology (continued)	(000)	(000)

First Data Corp. 11.75% 2021[1]	$ 63,170	$ 66,960
First Data Corp. 12.625% 2021	168,296	198,379
First Data Corp. 8.75% 2022[1,4,6]	37,875	40,621
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	119,876	118,927
SRA International, Inc. 11.00% 2019	75,612	79,015
Freescale Semiconductor, Inc. 10.125% 2016	12,000	12,270
Freescale Semiconductor, Inc. 10.75% 2020	17,830	20,326
Freescale Semiconductor, Inc. 5.00% 2021[1]	56,110	54,707
Freescale Semiconductor, Inc. 6.00% 2022[1]	67,700	68,715
Alcatel-Lucent USA Inc. 4.625% 2017[1]	52,800	53,130
Alcatel-Lucent USA Inc. 6.75% 2020[1]	19,675	20,487
Alcatel-Lucent USA Inc. 8.875% 2020[1]	45,745	51,234
SunGard Data Systems Inc. 7.375% 2018	21,300	22,605
SunGard Data Systems Inc. 7.625% 2020	66,814	73,161
Dell, Inc. Term Loan B, 4.50% 2020[2,3,4]	90,750	91,090
Lawson Software, Inc. 9.375% 2019	30,800	34,804
Hughes Satellite Systems Corp. 6.50% 2019	6,650	7,232
Hughes Satellite Systems Corp. 7.625% 2021	16,850	18,872
Global A&T Electronics Ltd. 10.00% 2019[1]	24,090	20,898
Serena Software, Inc. 10.375% 2016	19,694	19,792
BMC Software, Inc., Term Loan B, 5.00% 2020[2,3,4]	12,925	13,011
Ceridian Corp. 11.25% 2015	11,000	11,137
Jabil Circuit, Inc. 8.25% 2018	5,900	6,955
Compucom Systems Inc., 7.00% 2021[1]	4,825	4,813
		1,402,386
Financials 5.95%

Realogy Corp. 3.375% 2016[1]	32,050	32,451
Realogy Corp., Letter of Credit, 4.25% 2016[2,3,4]	8,177	8,177
Realogy Corp. 7.875% 2019[1]	139,365	153,650
Realogy Corp., Term Loan B, 4.50% 2020[2,3,4]	37,942	38,387
Realogy Corp. 7.625% 2020[1]	3,000	3,383
Realogy Corp. 9.00% 2020[1]	28,785	33,678
iStar Financial Inc., 3.875% 2016	4,275	4,393
iStar Financial Inc., Term Loan B, 4.50% 2017[2,3,4]	44,923	45,245
iStar Financial Inc., Series B, 9.00% 2017	55,740	65,564
iStar Financial Inc., 4.875% 2018	37,664	37,711
CIT Group Inc. 4.25% 2017	31,500	32,918
CIT Group Inc. 5.00% 2017	67,470	72,362
CIT Group Inc., Series C, 5.50% 2019[1]	12,350	13,307
Crescent Resources 10.25% 2017[1]	97,695	106,732
Liberty Mutual Group Inc. 6.50% 2035[1]	8,000	8,762
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,4]	11,185	11,576
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,4]	39,908	43,101
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,4]	14,950	17,230
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,4]	17,645	22,762
MetLife Inc., junior subordinated 10.75% 2069[4]	7,000	10,360
LBG Capital No.1 PLC, Series 2, 7.875% 2020[1]	34,490	37,463
HBOS PLC 6.00% 2033[1]	11,071	10,907
Springleaf Finance Corp., Series J, 6.90% 2017	40,000	43,920
International Lease Finance Corp. 4.875% 2015	38,065	39,540
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[4]	35,975	31,721
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1,4]	30,275	31,637
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[4]	30,830	27,824
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Financials (continued)	(000)	(000)

Developers Diversified Realty Corp. 9.625% 2016	$20,326	$ 23,841
FelCor Lodging Trust Inc. 5.625% 2023	21,967	21,473
Bank of America Corp., Series U, junior subordinated 5.20% noncumulative (undated)[4]	21,230	18,789
American Tower Corp. 7.00% 2017	10,825	12,482
American Tower Corp. 7.25% 2019	3,700	4,369
AXA SA, junior subordinated 6.463% (undated)[1,4]	16,244	16,609
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,4,5]	15,376	16,529
Genworth Financial, Inc., junior subordinated 6.15% 2066[4]	17,500	15,553
Ryman Hospitality Properties, Inc. 5.00% 2021	13,600	13,498
Bank of Ireland 10.0% 2022	€7,000	11,604
General Motors Acceptance Corp. 7.50% 2020	$ 8,000	9,350
Synovus Financial Corp. 7.875% 2019	7,585	8,552
Hospitality Properties Trust 6.30% 2016	700	756
Hospitality Properties Trust 5.625% 2017	3,880	4,216
Hospitality Properties Trust 6.70% 2018	2,945	3,305
QBE Capital Funding III LP 7.25% 2041[1,4]	7,650	7,923
TitleMax Finance Corp. 8.50% 2018[1]	6,550	7,009
BBVA Bancomer SA 4.50% 2016[1]	2,100	2,237
BBVA Bancomer SA, junior subordinated 7.25% 2020[1]	1,700	1,845
BBVA Bancomer SA 6.50% 2021[1]	2,605	2,761
VEB Finance Ltd. 6.902% 2020[1]	4,950	5,476
Banco de Crédito del Perú 5.375% 2020[1]	5,000	5,250
Bank of India 3.625% 2018[1]	5,400	5,159
HSBK (Europe) BV 7.25% 2021[1]	3,125	3,316
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[1,4]	2,000	2,130
Banco Mercantil del Norte SA, junior subordinated 6.862% 2021[4]	745	793
Banco del Estado de Chile 4.125% 2020[1]	1,225	1,253
Development Bank of Kazakhstan 5.50% 2015[1]	458	487
Zions Bancorporation 6.00% 2015	303	319
		1,211,645
Consumer staples 2.27%

Marfrig Holdings (Europe) BV 9.875% 2017[1]	40,762	40,456
Marfrig Holdings (Europe) BV 8.375% 2018	1,750	1,636
Marfrig Overseas Ltd. 9.50% 2020[1]	28,990	27,250
Marfrig Overseas Ltd. 9.50% 2020	6,490	6,101
Smithfield Foods, Inc. 7.75% 2017	11,500	13,541
Smithfield Foods, Inc. 5.25% 2018[1]	6,575	6,904
Smithfield Foods, Inc. 5.875% 2021[1]	5,925	6,088
Smithfield Foods, Inc. 6.625% 2022	20,130	21,438
Post Holdings, Inc. 6.75% 2021[1]	17,350	18,001
Post Holdings, Inc. 7.375% 2022	25,000	26,875
Del Monte Corp. 7.625% 2019	41,625	43,342
C&S Group Enterprises LLC 8.375% 2017[1]	38,551	41,057
JBS SA 7.75% 2020[1]	37,825	38,298
Constellation Brands, Inc. 8.375% 2014	1,650	1,763
Constellation Brands, Inc. 7.25% 2017	6,500	7,589
Constellation Brands, Inc. 3.75% 2021	9,650	9,095
Constellation Brands, Inc. 6.00% 2022	6,975	7,481
Constellation Brands, Inc. 4.25% 2023	10,350	9,677
BFF International Ltd. 7.25% 2020[1]	18,950	21,034
Brasil Foods SA 5.875% 2022[1]	8,250	8,254
Rite Aid Corp. 10.25% 2019	9,645	10,851
Rite Aid Corp. 8.00% 2020	14,000	15,820
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds, notes & loans — Consumer staples (continued)	(000)	(000)

Stater Bros. Holdings Inc. 7.75% 2015	$26,230	$ 26,362
Ingles Markets, Inc. 5.75% 2023	23,000	22,655
Cott Beverages Inc. 8.375% 2017	658	688
Cott Beverages Inc. 8.125% 2018	13,325	14,458
Pilgrim’s Pride Corp. 7.875% 2018	10,000	10,950
TreeHouse Foods, Inc. 7.75% 2018	5,600	5,880
		463,544
Utilities 1.88%

TXU, Term Loan, 3.739% 2014[2,3,4]	5,802	4,106
TXU, Term Loan, 3.739% 2017[2,3,4]	94,878	65,537
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[1]	10,000	7,400
AES Corp. 7.75% 2015	5,575	6,188
AES Corp. 8.00% 2017	34,830	41,099
AES Corp. 8.00% 2020	16,300	19,153
AES Corp. 7.375% 2021	5,775	6,540
AES Corp. 4.875% 2023	4,000	3,760
Midwest Generation, LLC, Series B, 8.56% 2016[2,5]	21,150	24,322
Edison Mission Energy 7.00% 2017[5]	3,095	2,360
Edison Mission Energy 7.20% 2019[5]	19,200	14,640
Edison Mission Energy 7.50% 2023[5]	8,000	6,080
Edison Mission Energy 7.625% 2027[5]	14,205	10,831
Eskom Holdings SOC Ltd. 6.75% 2023[1]	36,250	37,369
NRG Energy, Inc. 8.25% 2020	6,000	6,675
NRG Energy, Inc. 6.625% 2023	28,275	28,628
NV Energy, Inc 6.25% 2020	26,150	30,417
CMS Energy Corp. 8.75% 2019	21,125	26,737
Enel Società per Azioni 8.75% 2073[1,4]	15,000	16,350
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% 2017	2,000	2,128
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	2,288
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[1]	4,125	4,594
Emgesa SA ESP 8.75% 2021	COP10,600,000	5,837
FirstEnergy Corp., Series A, 2.75% 2018	$5,500	5,407
Enersis SA 7.375% 2014	5,000	5,011
		383,457
Total corporate bonds, notes & loans		17,223,622
Bonds & notes of governments outside the U.S. 5.15%

Greek Government 2.00%/3.00% 2023[9]	€ 9,335	8,706
Greek Government 2.00%/3.00% 2024[9]	9,335	8,355
Greek Government 2.00%/3.00% 2025[9]	9,335	8,076
Greek Government 2.00%/3.00% 2026[9]	9,335	7,900
Greek Government 2.00%/3.00% 2027[9]	9,335	7,765
Greek Government 2.00%/3.00% 2028[9]	9,335	7,509
Greek Government 2.00%/3.00% 2029[9]	9,335	7,353
Greek Government 2.00%/3.00% 2030[9]	9,335	7,232
Greek Government 2.00%/3.00% 2031[9]	9,335	7,088
Greek Government 2.00%/3.00% 2032[9]	9,335	7,019
Greek Government 2.00%/3.00% 2033[9]	9,335	6,905
Greek Government 2.00%/3.00% 2034[9]	9,335	6,863
Greek Government 2.00%/3.00% 2035[9]	9,335	6,769
Greek Government 2.00%/3.00% 2036[9]	12,835	9,315
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Greek Government 2.00%/3.00% 2037[9]	€16,585	$11,929
Greek Government 2.00%/3.00% 2038[9]	13,785	9,884
Greek Government 2.00%/3.00% 2039[9]	10,085	7,237
Greek Government 2.00%/3.00% 2040[9]	14,635	10,450
Greek Government 2.00%/3.00% 2041[9]	16,335	11,560
Greek Government 2.00%/3.00% 2042[9]	11,085	7,908
United Mexican States Government, Series M10, 7.75% 2017	MXN 70,000	5,890
United Mexican States Government 3.50% 2017[10]	65,813	5,438
United Mexican States Government 4.00% 2019[10]	126,564	10,734
United Mexican States Government, Series M, 6.50% 2021	155,000	12,239
United Mexican States Government Global, Series A, 3.625% 2022	$15,700	15,739
United Mexican States Government, Series M20, 10.00% 2024	MXN150,000	14,699
United Mexican States Government, Series M30, 10.00% 2036	49,500	4,825
United Mexican States Government 4.00% 2040[10]	148,333	11,634
Turkey (Republic of) 4.557% 2018[1]	$ 1,785	1,763
Turkey (Republic of) 6.75% 2018	17,000	18,494
Turkey (Republic of) 10.50% 2020	TRY21,050	10,035
Turkey (Republic of) 3.00% 2021[10]	25,215	11,401
Turkey (Republic of) 5.625% 2021	$20,450	20,634
Turkey (Republic of) 9.50% 2022	TRY5,600	2,515
Turkey (Republic of) 6.875% 2036	$ 3,200	3,151
Turkey (Republic of) 6.75% 2040	2,500	2,427
Turkey (Republic of) 6.00% 2041	3,800	3,351
Slovenia (Republic of) 4.75% 2018[1]	2,210	2,276
Slovenia (Republic of) 5.50% 2022	20,435	20,461
Slovenia (Republic of) 5.50% 2022[1]	16,100	16,120
Slovenia (Republic of) 5.85% 2023[1]	32,600	33,252
Russian Federation 6.20% 2018	RUB 279,950	8,333
Russian Federation 7.50% 2018	1,202,900	37,538
Russian Federation 5.00% 2020	$ 3,600	3,861
Russian Federation 12.75% 2028	2,000	3,395
Russian Federation 7.50% 2030[2]	13,303	15,528
Venezuela (Republic of) 5.75% 2016	3,000	2,556
Venezuela (Republic of) 7.65% 2025	8,455	5,749
Venezuela (Republic of) 11.75% 2026	4,180	3,595
Venezuela (Republic of) 9.25% 2027	39,955	31,105
Venezuela (Republic of) 9.25% 2028	16,095	11,991
Portuguese Government 3.85% 2021	€ 1,650	2,017
Portuguese Government 4.95% 2023	9,130	11,618
Portuguese Government 5.65% 2024	30,700	40,828
Polish Government 3.00% 2016[10]	PLN16,440	5,727
Polish Government 6.375% 2019	$ 5,835	6,834
Polish Government 5.125% 2021	14,225	15,487
Polish Government, Series 1021, 5.75% 2021	PLN36,615	13,350
Polish Government, Series 0922, 5.75% 2022	7,695	2,814
Polish Government 2.75% 2023[10]	6,272	2,194
Hungarian Government 4.125% 2018	$10,020	10,061
Hungarian Government 6.25% 2020	5,800	6,286
Hungarian Government 6.375% 2021	10,900	11,745
Hungarian Government 5.375% 2023	13,230	13,130
Hungarian Government 7.625% 2041	4,500	4,944
Nigeria (Republic of) 6.75% 2021	8,600	9,253
Nigeria (Republic of) 16.39% 2022	NGN3,550,000	25,633
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Nigeria (Republic of) 6.375% 2023	$ 4,100	$ 4,243
Nigeria (Republic of) 6.375% 2023[1]	1,980	2,049
Indonesia (Republic of) 6.875% 2017[1]	1,000	1,114
Indonesia (Republic of) 6.875% 2018[1]	9,425	10,589
Indonesia (Republic of) 3.75% 2022	15,925	14,472
Indonesia (Republic of) 6.625% 2037[1]	2,500	2,541
Indonesia (Republic of) 5.25% 2042	11,450	9,876
Colombia (Republic of) Global 12.00% 2015	COP 1,259,000	738
Colombia (Republic of), Series B, 5.00% 2018	15,540,600	7,756
Colombia (Republic of) Global 11.75% 2020	$1,936	2,790
Colombia (Republic of) Global 4.375% 2021	1,700	1,759
Colombia (Republic of) Global 7.75% 2021	COP 5,522,000	3,179
Colombia (Republic of), Series B, 7.00% 2022	8,170,000	4,297
Colombia (Republic of) Global 9.85% 2027	4,794,000	3,137
Colombia (Republic of), Series B, 6.00% 2028	26,000,100	12,087
Colombia (Republic of) Global 10.375% 2033	$823	1,218
Philippines (Republic of) 4.95% 2021	PHP509,000	12,186
Philippines (Republic of) 5.50% 2026	$6,925	7,669
Philippines (Republic of) 6.25% 2036	PHP543,000	13,030
Brazil (Federal Republic of) 10.00% 2017	BRL14,320	5,744
Brazil (Federal Republic of) 6.00% 2017[10]	28,618	12,070
Brazil (Federal Republic of) 6.00% 2020[10]	24,823	10,255
Brazil (Federal Republic of) Global 4.875% 2021	$3,100	3,286
South Africa (Republic of) 5.50% 2020	6,200	6,634
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR165,125	15,615
South Africa (Republic of), Series R-214, 6.50% 2041	86,000	6,054
Morocco Government 4.25% 2022[1]	$22,300	20,668
Morocco Government 5.50% 2042[1]	4,000	3,370
Iraq (Republic of) 5.80% 2028[2]	27,900	23,924
Republic of Belarus 8.75% 2015	2,805	2,847
Republic of Belarus 8.95% 2018	20,395	20,548
Uruguay (Republic of) 5.00% 2018[10]	UYU222,210	11,207
Uruguay (Republic of) 4.25% 2027[2,10]	35,456	1,701
Uruguay (Republic of) 4.375% 2028[2,10]	123,898	5,959
Croatian Government 6.75% 2019[1]	$ 4,510	4,905
Croatian Government 6.375% 2021[1]	2,810	2,955
Croatian Government 5.50% 2023[1]	10,200	9,970
Chilean Government 6.00% 2020	CLP2,385,000	4,776
Chilean Government 3.00% 2020[10]	617,863	1,236
Chilean Government 6.00% 2021	3,130,000	6,274
Chilean Government 3.00% 2022[10]	652,836	1,320
Chilean Government 3.00% 2022[10]	547,916	1,122
Chilean Government 3.00% 2023[10]	885,992	1,806
Dominican Republic 7.50% 2021[1,2]	$12,000	13,140
Lithuania (Republic of) 6.625% 2022[1]	6,225	7,291
Lithuania (Republic of) 6.625% 2022	3,900	4,568
Bahrain Government 5.50% 2020	7,045	7,283
Bahrain Government 5.50% 2020[1]	255	264
Gabonese Republic 6.375% 2024[1,2]	7,404	7,459
Panama (Republic of) Global 6.70% 2036[2]	6,440	7,229
Sri Lanka (Republic of) 6.25% 2021[1]	3,300	3,242
Argentina (Republic of) 0% 2035	26,867	2,357
		1,050,282
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes 1.03%	(000)	(000)

U.S. Treasury 1.875% 2014	$58,000	$ 58,166
U.S. Treasury 0.25% 2015	21,900	21,917
U.S. Treasury 4.00% 2015	42,300	44,101
U.S. Treasury 3.25% 2016[11]	20,000	21,301
U.S. Treasury 6.25% 2023	50,000	64,151
		209,636
Municipals 0.06%

State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1,2]	12,385	11,612

Total bonds, notes & other debt instruments (cost: $17,844,921,000)		18,495,152
Convertible securities 1.50%
	Shares or
Industrials 0.52%	principal amount

CEVA Group PLC, Series A-2, 2.239% convertible preferred[7,12]	21,062	26,476
CEVA Group PLC, Series A-1, 3.239% convertible preferred[7]	47,121	78,978
		105,454
Financials 0.40%

Weyerhaeuser Co., Series A, 6.375% convertible preferred	1,000,000	56,040
Bank of Ireland 10.00% convertible notes 2016	€17,805,000	26,233
		82,273
Information technology 0.39%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	52,555
Liberty Media Corp. 3.50% convertible notes 2031[2]	$48,500,000	26,428
		78,983
Telecommunication services 0.11%

Leap Wireless International, Inc. 4.50% convertible notes 2014	$12,500,000	12,719
Clearwire Corp. 8.25% convertible notes 2040[1]	$7,722,000	8,919
		21,638
Energy 0.08%

Chesapeake Energy Corporation 5.75% convertible preferred[1]	15,000	17,541
Total convertible securities (cost: $241,363,000)		305,889
Preferred securities 1.25%

Financials 1.25%	Shares

Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	3,187,529	75,130
Citigroup Inc., Series K, depositary shares	2,550,000	64,700
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	2,085,650	46,638
Ally Financial Inc., Series G, 7.00%[1]	24,250	23,282
Ally Financial Inc., Series 2, 8.125% preferred	650,000	17,266
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	365,000	9,707
First Republic Bank, Series A, noncumulative convertible preferred	400,000	9,445
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,067
Total preferred securities (cost: $253,577,000)		254,235
Common stocks 2.42%
		Value
Industrials 1.27%	Shares	(000)

Beech Holdings, LLC[7,12,13]	16,466,855	$ 133,958
CEVA Group PLC[1,7,13]	59,168	74,376
Delta Air Lines, Inc.	1,799,769	49,440
United Continental Holdings, Inc.[13]	22,981	869
Atrium Corp.[1,7,13]	10,987	11
		258,654
Consumer discretionary 0.52%

Cooper-Standard Holdings Inc.[8,13]	1,671,343	82,080
Ford Motor Co.	810,210	12,502
American Media, Inc.[1,7,8,13]	1,122,345	5,746
Revel AC, Inc.[7,8,12,13]	908,183	4,350
Revel AC, Inc. (CVR)[7,8,12,13]	43,088,200	539
Five Star Travel Corp.[1,7,13]	83,780	26
Adelphia Recovery Trust, Series ACC-1[13]	10,643,283	21
Adelphia Recovery Trust, Series Arahova[13]	1,773,964	1
		105,265
Financials 0.35%

American Tower Corp.	538,967	43,020
Citigroup Inc.	405,574	21,135
CIT Group Inc.	124,904	6,511
		70,666
Health care 0.17%

Rotech Healthcare Inc.[7,8,13]	1,916,276	34,225
Materials 0.11%

NewPage Holdings Inc.[7,12,13]	226,200	22,900
Energy 0.00%

General Maritime Corp.[1,7,13]	12,599	371
Petroplus Holdings AG7,13	3,360,000	—
		371
Total common stocks (cost: $470,493,000)		492,081
Warrants 0.02%

Consumer discretionary 0.02%

Cooper-Standard Holdings Inc., warrants, expire 2017[8,13]	196,935	4,234
Liberman Broadcasting, Inc., warrants, expire 2022[7,12,13]	10	—
		4,234
Energy 0.00%

General Maritime Corp., warrants, expire 2017[1,7,13]	19,483	62
Total warrants (cost: $7,241,000)		4,296
	Principal amount	Value
Short-term securities 2.87%	(000)	(000)

Freddie Mac 0.10%–0.15% due 5/5–10/20/2014	$126,100	$ 125,989
General Electric Capital Corp. 0.14%–0.19% due 1/3–2/19/2014	90,000	89,996
Federal Home Loan Bank 0.05%–0.115% due 1/24–5/23/2014	87,600	87,583
Federal Farm Credit Banks 0.12% due 7/11/2014	45,000	44,973
Procter & Gamble Co. 0.07% due 2/24/2014[1]	44,500	44,495
Walt Disney Co. 0.12% due 4/16/2014[1]	43,500	43,485
Abbott Laboratories 0.06% due 1/27/2014[1]	40,000	39,998
Fannie Mae 0.10% due 6/2/2014	30,450	30,438
Private Export Funding Corp. 0.10% due 2/13/2014[1]	25,000	24,996
Pfizer Inc 0.11% due 3/10/2014[1]	19,000	18,998
ExxonMobil Corp. 0.07% due 1/2/2014	13,100	13,100
IBM Corp. 0.05% due 1/22/2014[1]	11,100	11,100
John Deere Financial Ltd. 0.09% due 1/8/2014[1]	9,700	9,700
Total short-term securities (cost: $584,840,000)		584,851
Total investment securities (cost: $19,402,435,000)		20,136,504
Other assets less liabilities		238,628
Net assets		$20,375,132

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $303,197,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	1/10/2014	Citibank	$14,373	BRL33,810	$ 74
Brazilian reais	1/13/2014	JPMorgan Chase	$12,913	BRL30,000	237
Colombian pesos	1/21/2014	Citibank	$11,043	COP21,552,175	(119)
Euros	1/8/2014	Bank of America, N.A.	$17,599	€13,000	(285)
Euros	1/10/2014	JPMorgan Chase	$61,619	€45,000	(287)
Euros	1/13/2014	Citibank	$97,007	€70,300	296
Euros	1/13/2014	UBS AG	$27,913	€20,275	21
Euros	1/15/2014	HSBC Bank	$16,111	€11,700	15
Euros	1/16/2014	Citibank	$12,366	€9,000	(15)
Euros	1/24/2014	JPMorgan Chase	$20,289	€14,750	(2)
Euros	1/27/2014	Bank of New York Mellon	$14,992	€10,900	(3)
Euros	1/28/2014	JPMorgan Chase	$17,701	€12,958	(125)
Euros	1/30/2014	Bank of New York Mellon	$17,821	€12,957	(3)
Mexican pesos	1/23/2014	Barclays Bank PLC	$22,603	MXN293,615	159
Turkish lira	1/9/2014	HSBC Bank	$10,241	TRY21,000	487
Turkish lira	1/13/2014	HSBC Bank	$2,722	TRY5,600	123
Turkish lira	1/24/2014	Bank of New York Mellon	$2,179	TRY4,500	95
Turkish lira	1/27/2014	Barclays Bank PLC	$9,005	TRY18,605	398
					$1,066

Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $18,000,000 over the prior six-month period.

				Unrealized
				appreciation
			Notional amount	at 12/31/2013
Referenced index	Fixed (receive) rate	Expiration date	(000)	(000)

CDX North American High Yield Index Series 21	5.00%	12/20/2018	$25,000	$641

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2013, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 12/31/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Rotech Healthcare Inc.,
Term Loan, 13.00% 2020[2,3,4,6,7]	$43,908,783	$1,220,908	—	$45,129,691	$ 1,461	$ 45,130
Rotech Healthcare Inc.[7,13]	1,916,275	1	—	1,916,276	—	34,225
Rotech Healthcare Inc.,
Term Loan A, 5.50% 2018[2,3,4,7]	$25,900,000	—	$64,750	$25,835,250	364	25,835
Rotech Healthcare Inc.,
Term Loan B, 10.00% 2019[2,3,4,7]	$20,825,000	—	—	$20,825,000	532	20,825
Revel Entertainment,
Term Loan B, 14.50% 2018[2,3,4,6]	$74,061,406	$5,659,517	$182,812	$79,538,111	2,492	72,380
Revel Entertainment,
Term Loan B, 10.00% 2015[2,3,4,6,7]	—	$14,000,000	—	$14,000,000	206	14,000
Revel AC, Inc.[7,12,13]	908,183	—	—	908,183	—	4,350
Revel AC, Inc. (CVR)[7,12,13]	43,088,200	—	—	43,088,200	—	539
Cooper-Standard Holdings Inc.[13]	1,238,538	432,805	—	1,671,343	—	82,080
Cooper-Standard Holdings Inc.,
warrants, expire 2017[13]	196,935	—	—	196,935	—	4,234
Cooper-Standard Holdings Inc.
7.00% convertible preferred	$99,687	—	$ 99,687	—	—	—
American Media, Inc.[1,7,13]	1,122,345	—	—	1,122,345	—	5,746
					$5,055	$309,344

[1]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,070,325,000, which represented 39.61% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,769,821,000, which represented 8.69% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $491,987,000, which represented 2.41% of the net assets of the fund.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Step bond; coupon rate will increase at a later date.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,624,000, which represented ..01% of the net assets of the fund.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
		Cost	Value	of net
	Acquisition date(s)	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$ 114,109	$ 133,958.66%
CEVA Group PLC, Series A-2, 2.239% convertible preferred	5/2/2013	20,349	26,476.13
NewPage Holdings Inc.	9/17/2009–1/9/2012	43,602	22,900.11
Revel AC, Inc.	2/14/2011–1/10/2012	45,288	4,350.02
Revel AC, Inc. (CVR)	2/15/2011–3/15/2013	7,796	539.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total restricted securities		$231,144	$188,223.92%

[13]	Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2013 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Bonds, notes & other debt instruments:
	Corporate bonds & notes	$ —	$ 17,113,653	$ 109,969	$ 17,223,622
	Bonds & notes of governments outside the U.S.	—	1,050,282	—	1,050,282
	U.S. Treasury bonds & notes	—	209,636	—	209,636
	Municipals	—	11,612	—	11,612
	Convertible securities	73,581	126,854	105,454	305,889
	Preferred securities	75,130	179,105	—	254,235
	Common stocks	215,579	539	275,963	492,081
	Warrants	4,234	—	62	4,296
	Short-term securities	—	584,851	—	584,851
Total		$368,524	$19,276,532	$491,448	$20,136,504

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 1,905	$—	$ 1,905
	Unrealized appreciation on credit default swaps	—	641	—	641
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(839)	—	(839)
Total		$—	$1,707	$—	$1,707

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2013 (dollars in thousands):

	Beginning value	Transfers into			Unrealized	Transfers out of	Ending value
	at 10/1/2013	Level 3†	Purchases	Sales	depreciation	Level 3†	at 12/31/2013

Investment securities	$343,352	$135,851	$19,400	$(65)	$(7,072)	$(18)	$491,448

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2013:							$(7,072)

*Forward currency contracts and credit default swaps are not included in the investment portfolio.

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):

	Value at 12/31/2013	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments	$ 109,969	Recent acquisition price	N/A	N/A	N/A
Convertible securities	105,454	Blend of market quote and market comparable companies	EV/EBITDA multiple	11.80x–12.91x	Increase
Common stocks	275,963	Market comparable companies	EV/EBITDA multiple	6.13x–10.93x	Increase
			EV (EBITDA-CAPEX) multiple	13x–15x	Increase
			DLOM	23%–25%	Decrease
		Blend of market quote and market comparable companies	EV/EBITDA multiple	4.36x-12.91x	Increase
			DLOM	17.18%–23.01%	Decrease
		Expected merger proceeds	N/A	N/A	N/A
Warrants	62	Black-Scholes model	Underlying share price	N/A	Increase
$491,448

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,192,872
Gross unrealized depreciation on investment securities	(771,834)
Net unrealized appreciation on investment securities	421,038
Cost of investment securities for federal income tax purposes	19,715,466

Key to abbreviations and symbol

CAPEX = Capital expenditure

CVR = Contingent Value Rights

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

MXN = Mexican pesos

NGN = Nigerian naira

PHP = Philippine pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

UYU = Uruguayan pesos

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-021-0214O-S37689

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: February 28, 2014